Supplement dated February 24, 2021
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Seligman Communications and Information Fund	10/1/2020
Effective March 1, 2021 (the Effective Date), the information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus  is hereby superseded and replaced with the following:

Portfolio Manager	Role with Fund	Managed Fund Since
Paul Wick	Lead Portfolio Manager	1990
Shekhar Pramanick	Technology Team Member	2013
Sanjay Devgan	Technology Team Member	2013
Jeetil Patel	Technology Team Member	2015
Vimal Patel	Technology Team Member	2018
Israel Hernandez	Technology Team Member	March 2021
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Role with Fund	Managed Fund Since
Paul Wick	Lead Portfolio Manager	1990
Shekhar Pramanick	Technology Team Member	2013
Sanjay Devgan	Technology Team Member	2013
Jeetil Patel	Technology Team Member	2015
Vimal Patel	Technology Team Member	2018
Israel Hernandez	Technology Team Member	March 2021
Mr. Wick joined one of the Columbia Management legacy firms or acquired business lines in 1987. Mr. Wick is Team Leader and Portfolio Manager for Technology. Mr. Wick began his investment career in 1987 and earned a B.A. from Duke and an M.B.A. from Duke/Fuqua.
Dr. Pramanick joined the Investment Manager in 2012. Dr. Pramanick began his investment career in 1993 and earned a B.S. from the National Institute of Technology, an M.S. from the University of Oregon and a Ph.D. from North Carolina State University.
Mr. Devgan joined the Investment Manager in 2012. Mr. Devgan began his investment career in 1995 and earned a B.S. from University of California and an M.B.A. from Santa Clara University.
Mr. Patel joined the Investment Manager in 2012. Mr. Patel began his investment career in 1998 and earned a B.A. from University of California, Los Angeles.
Mr. Patel joined the Investment Manager in 2014. Mr. Patel began his investment career in 2001 and earned a B.S. from North Carolina State University, an M.S. from the University of Colorado, Boulder, and an M.B.A. from the Anderson School of Management at the University of California, Los Angeles.
Mr. Hernandez joined the Investment Manager in 2014. Mr. Hernandez began his investment career in 1996 and earned a B.S. from Cornell University and an M.B.A. from the University of North Carolina.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP219_05_006_(02/21)